DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Deferred Loan Issuance Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Costs, Noncurrent, Net [Abstract]
Gross Carrying Amount			$ 7,543	$ 12,029	$ 9,279
Accumulated Amortization			(717)	(2,914)	(213)
Net Carrying Amount	6,421		6,826	9,115	9,066
Loan issuance costs			7,543	2,750
Amortization expense	(405)	(751)	(2,224)	(2,701)
2012 Credit Agreement
Deferred Finance Costs, Noncurrent, Net [Abstract]
Loan issuance costs				2,750
Amortization expense			4,421
Write off of deferred loan issuance costs, gross			(12,029)
Write off of deferred loan issuance costs, net			(7,608)
Senior Secured Notes
Deferred Finance Costs, Noncurrent, Net [Abstract]
Loan issuance costs			6,691
Capitalization term of loan issuance costs			5 years
Credit Agreement
Deferred Finance Costs, Noncurrent, Net [Abstract]
Loan issuance costs			$ 852
Capitalization term of loan issuance costs			3 years